Share-Based Compensation (Details) - Schedule of fair value common shares with reference to the market based transaction - $ / shares	3 Months Ended
	Dec. 31, 2021	Jan. 18, 2022
Schedule of fair value common shares with reference to the market based transaction [Abstract]
Grant dates	Oct. 25, 2021
Estimated fair value of Common Shares on the grant date (USD)	$ 336.39 [1]	$ 336.39	[2]
Purchase price (CHF)	$ 0.1	$ 0.1

[1]	The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).
[2]	The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).